G. Stockholders' Equity - Warrants (Details) - shares	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Number of Shares	52,947,877	15,949,627
$0.50
Number of Shares		50,000
Expiration Date		May-16
$0.50
Number of Shares		50,000
Expiration Date		Jul-16
$1.00
Number of Shares		50,000
Expiration Date		Jul-16
$1.50
Number of Shares		50,000
Expiration Date		Jul-16
$2.00
Number of Shares		50,000
Expiration Date		Jul-16
$2.50
Number of Shares		50,000
Expiration Date		Jul-16
$0.40
Number of Shares	1,337,627	1,337,627
Expiration Date	Mar-17	Mar-17
$0.40
Number of Shares	325,000	325,000
Expiration Date	Apr-17	Apr-17
$0.258
Number of Shares	300,000	300,000
Expiration Date	Jun-17	Jun-17
$0.26
Number of Shares	50,000	50,000
Expiration Date	Jun-17	Jun-17
$0.35
Number of Shares	140,000	140,000
Expiration Date	Oct-17	Oct-17
$0.25
Number of Shares	12,205,000	12,205,000
Expiration Date	Feb-18	Feb-18
$0.25
Number of Shares	1,242,000	1,242,000
Expiration Date	Mar-18	Mar-18
$0.49
Number of Shares	50,000	50,000
Expiration Date	Jan-20	Jan-20
$0.22
Number of Shares	37,298,250
Expiration Date	Dec-20